Shareholder Report, Holdings (Details) - Select STOXX Europe Aerospace & Defense ETF	Feb. 28, 2026
Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Rolls-Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
MTU Aero Engines AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Leonardo SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Saab AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Thales SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Aircraft & Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Transport Operations & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.00%	[1]

[1]	3.85% represents total return swaps.